Consolidated Statements of Cash Flows (Parenthetical)	Dec. 31, 2018	Dec. 31, 2017	Feb. 10, 2017	Dec. 31, 2016
2017 Senior Unsecured Bonds [Member]
Interest rate on bond	7.75%	7.75%	7.75%	7.75%
2012 Senior Unsecured Bonds [Member]
Interest rate on bond	9.00%	9.00%	9.00%	9.00%